Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
ASSETS
Cash and cash equivalents	$ 65,505	$ 133,826
Short-term bank deposits	75,370	20,063
Restricted deposits	820	929
Accounts receivable:
Trade, net	72,375	64,678
Other	20,979	22,934
Inventories	66,395	67,995
Net investment in sales-type leases, net	5,082	5,134
Prepaid expenses	2,894	2,751
Deferred income taxes	7,777	4,968
Total current assets	317,197	323,278
Non-current assets
Property, plant and equipment, net	63,842	62,070
Other assets
Goodwill	822,450	822,475
Other intangible assets, net	497,508	510,372
Net investment in sales-type leases	7,990	7,872
Long-term investments - available for sale	1,634	1,634
Amounts funded in respect of employees rights upon retirement	2,740	2,628
Other non-current assets	1,728	1,184
Total other assets	1,334,050	1,346,165
Total assets	1,715,089	1,731,513
LIABILITIES AND EQUITY
Accounts payable	24,587	35,235
Other current liabilities	36,964	40,179
Deferred tax liabilities	137	945
Unearned revenues	21,961	18,068
Total current liabilities	83,649	94,427
Non-current liabilities
Employee rights upon retirement	4,238	4,188
Deferred tax liabilities	54,436	54,693
Unearned revenues - long-term	3,137	3,181
Other non-current liabilities	3,178	2,868
Total liabilities	148,638	159,357
Commitments and contingencies, see note 10
Equity
Ordinary shares, NIS 0.01 nominal value, authorized 60,000 shares; 38,669 and 38,372 shares issued and outstanding at March 31, 2013 and December 31, 2012, respectively	101	101
Additional paid-in capital	1,469,379	1,459,294
Retained earnings	96,966	112,503
Accumulated other comprehensive loss	(606)	(238)
Equity attributable to Stratasys Ltd.	1,565,840	1,571,660
Non-controlling interest	611	496
Total equity	1,566,451	1,572,156
Total liabilities and equity	$ 1,715,089	$ 1,731,513